RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

16. RELATED PARTY TRANSACTIONS AND BALANCES

Related parties are entities with common direct or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial and operating decisions.

Some of the Company’s transactions and arrangements are with related parties and the effect of these on the basis determined between parties is reflected in these consolidated financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

The following transactions took place between the Company and its related parties during the years on the consolidated statements of operations and comprehensive income/(loss):

		December 31,
	Notes	2023	2024	2025
		US$’000	US$’000	US$’000
Interest income receivable from a related party	(i)	88	384	384
Directors’ remuneration	(ii)	150	155	156
Director’s fee of the subsidiary	(iii)	125	117	125
Directors’ fees of the Company	(iv)	9	54	54
Related party remuneration	(v)	138	139	131
Rental expense paid to a related party	(vi)	40	40	41
Overseas office expense payable to a related party	(vii)	312	315	307
Interest payable to a related party	(viii)	75	110	110
Sales with a related party	(ix)	1,785	5,256	35,522

Notes:

(i)	Mr. Tan Choo Kiat, spouse of the Company’s director, Ms. Li Peng Leck, is the director and shareholder of Carfax Commodities (Asia) Pte. Ltd. The interest income is included in “Other income”.
(ii)	Remuneration for Ms. Leck Li Peng and Ms. Abbie Jillia Lee, the directors of the Company is included in “General and administrative expenses”.
(iii)	Directors’ fee paid to Mr. Siua Chern Yong, a director of a subsidiary is included in “General and administrative expenses”.
(iv)	Directors’ fees paid to Mr. Khor Khie Liam Alex, Mr. Long Jia Kwang and Mr. Rui Wang Alan, the independent directors of the Company are included in “General and administrative expenses”.
(v)	Remuneration paid to Mr. Tan Choo Kiat is included in “General and administrative expenses”.
(vi)	Rental expense paid to Mr. Tan Choo Kiat is included in “General and administrative expenses”.
(vii)	Mr. Tan Choo Kiat is the director and shareholder of Davis Commodities (Thailand) Co. Ltd. The oversea office expense to the related party is included in “General and administrative expenses”.
(viii)	Interest expense to Mr. Tan Choo Kiat is included in “interest expense”.
(ix)	Mr. Tan Choo Kiat is the director and shareholder of Mai Wei Xiamen Trading Co. Ltd. The sales to the related party is included in “Revenue”.

The following table presents the related parties balances recorded on the Company’s consolidated balance sheets as of December 31, 2024 and 2025.

		December 31,
	Notes	2024	2025
		US$’000	US$’000
Mr. Tan Choo Kiat	(i)	(1,096)	(1,096)
Maxautoway Credit Pte Ltd	(ii)	(453)	(349)
Lek Yak Heen	(iii)	–	(1,000)
Davis Commodities (Thailand) Co Ltd	(iv)	(92)	(51)
Carfax Commodities (Asia) Pte Ltd	(v)	6,291	6,675
Mai Wei (Xiamen) Trading Co Ltd	(vi)	409	1,808
Maxwill International Sdn Bhd	(vii)	30	30

(i)	The balance represents a loan from Mr. Tan Choo Kiat, is unsecured, with an interest rate of 10% per annum and no fixed term of repayment and presented as “Amount due to a related party’.
(ii)	Mr. Tan Choo Kiat is the director and shareholder of Maxautoway Credit Pte Ltd. The balance represents advance from the related party which is unsecured and non-interest bearing. The balance as of December 31, 2024 and 2025 are repayable on demand and repayable no later than December 31, 2026, respectively, and included in “Amount due to related parties”.
(iii)	Lek Yak Heen is considered as a family member of the Company’s director, Ms. Leck Li Peng. The balance represents advance from him which is unsecured, non-interest bearing, repayable no later than December 31, 2026 and included in “Amount due to related parties”.
(iv)	Mr. Tan Choo Kiat is the director and shareholder of Davis Commodities (Thailand) Co. Ltd. The balance represents advance from the related party for operations and included in “Amount due to related parties”.
(v)	The balance due by Carfax Commodities (Asia) Pte Ltd represents convertible loan with compounded interest to accrue at the rate prescribed by the Inland Revenue Authority of Singapore (See Note 7).
(vi)	Mr. Tan Choo Kiat is the director and shareholder of Mai Wei Xiamen Trading Co. Ltd. The balance due from the related party is included in “Accounts receivable, net”.
(vii)	Mr. Tan Choo Kiat is the director and shareholder of Maxwill International Sdn Bhd. The balance represents refundable deposit paid to the related party and included in “Amount due from related parties”.

For the years ended December 31, 2023, 2024 and 2025, Mr. Tan Choo Kiat also provided personal guarantees for all the Company’s secured fixed rate bank loans (See Note 9).